UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07410

Exact name of registrant as specified in charter:
Delaware Investments® National Municipal Income Fund

Address of principal executive offices:

2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:

David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: March 31

Date of reporting period: September 30, 2011

Item 1. Reports to Stockholders

Semiannual Report

Delaware Investments Closed-End Municipal Bond Funds	September 30, 2011

The figures in the semiannual report for Delaware Investments Closed-End Municipal Bond Funds represent past results, which are not a guarantee of future results. A rise or fall in interest rates can have a significant impact on bond prices. Funds that invest in bonds can lose their value as interest rates rise.

Closed-end funds

Table of contents

> Sector/State allocations	1

> Statements of net assets	3

> Statements of operations	15

> Statements of changes in net assets	16

> Financial highlights	17

> Notes to financial statements	20

> Other Fund information	27

> About the organization	30

Delaware Management Holdings, Inc., and its subsidiaries (collectively known by the marketing name of  Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services. For more information, including press releases, please visit www.delawareinvestments.com.

Unless otherwise noted, views expressed herein are current as of Sept. 30, 2011, and subject to change. Holdings are as of the date indicated and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services are provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

Investments in Delaware Investments Closed-End Municipal Bond Funds are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

© 2011 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Sector/State allocations

As of September 30, 2011

Sector designations may be different than the sector designations presented in other Fund materials.

Delaware Investments
Colorado Municipal Income Fund, Inc.
Percentage
Sector	of Net Assets
Municipal Bonds	96.73%
Corporate-Backed Revenue Bond	1.17%
Education Revenue Bonds	12.12%
Electric Revenue Bonds	7.27%
Healthcare Revenue Bonds	12.75%
Housing Revenue Bonds	2.64%
Lease Revenue Bonds	5.06%
Local General Obligation Bonds	10.72%
Pre-Refunded Bonds	14.59%
Special Tax Revenue Bonds	14.76%
State General Obligation Bonds	5.45%
Transportation Revenue Bonds	4.83%
Water & Sewer Revenue Bonds	5.37%
Short-Term Investments	1.43%
Total Value of Securities	98.16%
Receivables and Other Assets Net of Liabilities	1.84%
Total Net Assets	100.00%

Delaware Investments
Minnesota Municipal Income Fund II, Inc.
Percentage
Sector	of Net Assets
Municipal Bonds	99.07%
Corporate-Backed Revenue Bonds	5.86%
Education Revenue Bonds	9.41%
Electric Revenue Bonds	7.43%
Healthcare Revenue Bonds	20.12%
Housing Revenue Bonds	7.87%
Lease Revenue Bonds	6.19%
Local General Obligation Bonds	9.85%
Pre-Refunded/Escrowed to Maturity Bonds	20.43%
Special Tax Revenue Bonds	5.05%
State General Obligation Bond	0.93%
Transportation Revenue Bonds	5.00%
Water & Sewer Revenue Bond	0.93%
Short-Term Investments	0.42%
Total Value of Securities	99.49%
Receivables and Other Assets Net of Liabilities	0.51%
Total Net Assets	100.00%

(continues)       1

Sector/State allocations

As of September 30, 2011

Sector designations may be different than the sector designations presented in other Fund materials.

Delaware Investments
National Municipal Income Fund
Percentage
Sector	of Net Assets
Municipal Bonds	87.19%
Corporate-Backed Revenue Bonds	10.70%
Education Revenue Bonds	13.80%
Electric Revenue Bonds	2.70%
Healthcare Revenue Bonds	15.15%
Housing Revenue Bonds	1.18%
Lease Revenue Bonds	4.92%
Local General Obligation Bonds	4.66%
Pre-Refunded Bonds	3.48%
Special Tax Revenue Bonds	12.93%
State General Obligation Bonds	3.42%
Transportation Revenue Bonds	9.38%
Water & Sewer Revenue Bonds	4.87%
Short-Term Investments	11.71%
Total Value of Securities	98.90%
Receivables and Other Assets Net of Liabilities	1.10%
Total Net Assets	100.00%

State	(as a % of fixed income investments)
Alaska	1.22%
Arizona	30.26%
California	6.71%
Colorado	1.48%
Delaware	0.63%
Florida	6.38%
Georgia	1.04%
Guam	0.51%
Hawaii	0.39%
Illinois	1.37%
Iowa	0.74%
Kansas	0.21%
Louisiana	1.19%
Maine	0.42%
Maryland	1.39%
Massachusetts	1.81%
Michigan	0.47%
Minnesota	4.81%
Missouri	1.68%
New Hampshire	0.44%
New Jersey	1.64%
New Mexico	0.70%
New York	8.33%
Ohio	1.63%
Oregon	0.19%
Pennsylvania	12.89%
Puerto Rico	6.39%
Texas	3.64%
Virginia	0.74%
Wyoming	0.35%
Washington D.C.	0.35%
Total	100.00%

Statements of net assets

Delaware Investments Colorado Municipal Income Fund, Inc.
September 30, 2011 (Unaudited)

	Principal
	Amount	Value
Municipal Bonds – 96.73%
Corporate-Backed Revenue Bond – 1.17%
Public Authority for Colorado Energy
Natural Gas Revenue
Series 2008 6.50% 11/15/38	$750,000	$806,250
		806,250
Education Revenue Bonds – 12.12%
Colorado Educational & Cultural
Facilities Authority Revenue
(Bromley Charter School Project)
5.25% 9/15/32 (SGI)	1,000,000	986,840
(Johnson & Wales University Project)
Series A 5.00% 4/1/28 (SGI)	3,000,000	2,887,439
(Littleton Charter School Project)
4.375% 1/15/36 (ASSURED GTY)	1,200,000	1,013,064
(Student Housing - Campus
Village Apartments)
5.00% 6/1/23	1,065,000	1,137,282
Colorado State Board of Governors
Revenue (University
Enterprise System)
Series A 5.00% 3/1/39	700,000	739,697
University of Colorado Enterprise
Systems Revenue
Series A 5.375% 6/1/38	750,000	815,168
Western State College 5.00% 5/15/34	750,000	792,525
		8,372,015
Electric Revenue Bonds – 7.27%
Colorado Springs Utilities System
Improvement Revenue
Series C 5.50% 11/15/48	750,000	825,405
Platte River Power Authority Revenue
Series HH 5.00% 6/1/28	1,500,000	1,661,294
Puerto Rico Electric Power
Authority Revenue
Series TT 5.00% 7/1/37	685,000	684,452
Series WW 5.50% 7/1/38	300,000	308,394
Series XX 5.25% 7/1/40	750,000	761,243
Series ZZ 5.25% 7/1/26	750,000	782,273
		5,023,061
Healthcare Revenue Bonds – 12.75%
Aurora Hospital Revenue (Children’s
Hospital Association Project)
Series A 5.00% 12/1/40	500,000	502,585
Colorado Health Facilities
Authority Revenue
(Catholic Health Initiatives)
Series A 5.00% 7/1/39	750,000	762,720
Series C-1 5.10% 10/1/41 (AGM)	1,000,000	1,023,229
Series D 6.125% 10/1/28	750,000	846,263
(Evangelical Lutheran Good
Samaritan Society)
5.25% 6/1/23	1,000,000	1,036,749
Series A 6.125% 6/1/38	750,000	757,808
(Sisters of Charity of Leavenworth
Health System) 5.00% 1/1/40	750,000	754,733
(Total Long-Term Care)
Series A 6.00% 11/15/30	400,000	414,896
Colorado Springs Hospital
Revenue Refunding
6.25% 12/15/33	750,000	782,408
Denver Health & Hospital Authority
Revenue (Recovery Zone Facilities)
5.625% 12/1/40	750,000	719,873
University of Colorado Hospital
Authority Revenue Series A
5.00% 11/15/37	500,000	501,710
6.00% 11/15/29	650,000	703,515
		8,806,489
Housing Revenue Bonds – 2.64%
Colorado Housing & Finance
Authority (Single Family
Mortgage - Class 1) Series A
5.50% 11/1/29 (FHA) (VA) (HUD)	425,000	438,018
Puerto Rico Housing Finance Authority
Subordinated-Capital Fund
Modernization
5.125% 12/1/27	1,000,000	1,045,040
5.50% 12/1/18	300,000	342,579
		1,825,637
Lease Revenue Bonds – 5.06%
Aurora Certificates of Participation
Refunding Series A 5.00% 12/1/30	630,000	671,467
Glendale Certificates of Participation
5.00% 12/1/25 (SGI)	1,500,000	1,573,275
• Puerto Rico Public Buildings
Authority Revenue (Guaranteed
Government Facilities)
Series M-2 5.50% 7/1/35 (AMBAC)	700,000	758,296
Regional Transportation District
Certificates of Participation
Series A 5.375% 6/1/31	460,000	492,177
		3,495,215
Local General Obligation Bonds – 10.72%
Adams & Arapahoe Counties Joint
School District #28J (Aurora)
6.00% 12/1/28	600,000	702,852
Arapahoe County Water &
Wastewater Public Improvement
District Series A 5.125% 12/1/32
(NATL-RE)	635,000	641,058
Boulder, Larimer & Weld Counties St.
Vrain Valley School District No. Re-1J
5.00% 12/15/33	750,000	814,860

(continues)       3

Statements of net assets

Delaware Investments Colorado Municipal Income Fund, Inc.

	Principal
	Amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Bowles Metropolitan District
5.00% 12/1/33 (AGM)	$2,000,000	$2,026,319
Denver City & County
(Better Denver & Zoo)
Series A 5.00% 8/1/25	650,000	752,096
Denver City & County School District #1
Series A 5.00% 12/1/29	240,000	265,466
Jefferson County School District #R-1
5.25% 12/15/24	750,000	932,693
Rangely Hospital District
6.00% 11/1/26	750,000	795,083
Sand Creek Metropolitan District
Refunding & Improvement
5.00% 12/1/31 (SGI)	500,000	471,760
		7,402,187
§Pre-Refunded Bonds – 14.59%
Colorado Educational & Cultural
Facilities Authority
(University of Colorado Foundation
Project) 5.00% 7/1/27-12 (AMBAC)	3,900,000	4,036,967
(University of Denver Project)
Series B 5.25% 3/1/35-16 (FGIC)	1,000,000	1,195,200
Denver Convention Center Hotel
Authority Revenue Senior Lien
Series A 5.00% 12/1/33-13 (SGI)	3,000,000	3,270,570
Westminster Building Authority
Certificates of Participation
5.25% 12/1/22-11 (NATL-RE)	1,555,000	1,568,062
		10,070,799
Special Tax Revenue Bonds – 14.76%
Denver Convention Center Hotel
Authority Revenue Refunding
5.00% 12/1/35 (SGI)	1,575,000	1,384,361
Denver International Business Center
Metropolitan District No. 1
5.00% 12/1/30	650,000	636,227
Puerto Rico Highway & Transportation
Authority Revenue
Series K 5.00% 7/1/30	750,000	738,728
Puerto Rico Sales Tax Financing Corp
5.50% 8/1/37	700,000	735,497
Puerto Rico Sales Tax Financing
Revenue First Subordinate
Series A 5.75% 8/1/37	590,000	627,990
Series C 6.00% 8/1/39	500,000	545,770
Regional Transportation District
Revenue Series A 5.25% 11/1/18	1,000,000	1,225,410
(FasTracks Project) Series A
4.375% 11/1/31 (AMBAC)	1,250,000	1,269,325
4.50% 11/1/36 (AGM)	3,000,000	3,026,129
		10,189,437
State General Obligation Bonds – 5.45%
Guam Government
Series A 7.00% 11/15/39	750,000	784,223
Puerto Rico Commonwealth
(Public Improvement)
Series A 5.50% 7/1/19 (NATL-RE)	2,250,000	2,454,120
Series C 6.00% 7/1/39	505,000	523,614
		3,761,957
Transportation Revenue Bonds – 4.83%
Denver City & County Airport System
Revenue Series A 5.25% 11/15/36	750,000	808,245
E-470 Public Highway Authority
Revenue Series C 5.25% 9/1/25	310,000	306,072
Regional Transportation District
Revenue (Denver Transit Partners)
6.00% 1/15/41	2,175,000	2,220,915
		3,335,232
Water & Sewer Revenue Bonds – 5.37%
Colorado Water Resources & Power
Development Authority Revenue
(Parker Water & Sanitation
District) Series D
5.125% 9/1/34 (NATL-RE)	1,500,000	1,508,820
5.25% 9/1/43 (NATL-RE)	2,000,000	2,013,600
Guam Government Waterworks
Authority Revenue 5.625% 7/1/40	195,000	188,120
		3,710,540
Total Municipal Bonds
(cost $64,649,317)		66,798,819

Short-Term Investments – 1.43%
¤Variable Rate Demand Notes – 1.43%
Colorado Educational & Cultural
Facilities Authority Revenue
(National Jewish Federation)
Series D3 0.14% 12/1/37
(LOC–JPMorgan Chase Bank)	600,000	600,000
Colorado Health Facilities Authority
Revenue (NCMC Inc. Project)
Series A 0.15% 5/15/24
(LOC–Wells Fargo Bank N.A.)	385,000	385,000
Total Short-Term Investments
(cost $985,000)		985,000

Total Value of Securities – 98.16%
(cost $65,634,317)		67,783,819
Receivables and Other Assets
Net of Liabilities – 1.84%		1,273,024
Net Assets Applicable to 4,837,100
Shares Outstanding; Equivalent to
$14.28 Per Share – 100.00%		$69,056,843

Components of Net Assets at September 30, 2011:
Common stock, $0.01 par value, 200 million shares
authorized to the Fund	$66,918,121
Undistributed net investment income	353,483
Accumulated net realized loss on investments	(364,263)
Net unrealized appreciation of investments	2,149,502
Total net assets	$69,056,843

•	Variable rate security. The rate shown is the rate as of September 30, 2011. Interest rates reset periodically.
§	Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 in ”Notes to financial statements.”
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of September 30, 2011.

Summary of Abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
ASSURED GTY — Insured by Assured Guaranty Corporation
FGIC — Insured by Financial Guaranty Insurance Company
FHA — Federal Housing Administration
HUD — Housing & Urban Development Section 8
LOC — Letter of Credit
NATL-RE — Insured by National Public Finance Guarantee Corporation
SGI — Insured by Syncora Guarantee Inc.
VA — Veterans Administration Collateral

See accompanying notes, which are an integral part of the financial statements.

(continues)       5

Statements of net assets

Delaware Investments Minnesota Municipal Income Fund II, Inc.
September 30, 2011 (Unaudited)

	Principal
	Amount	Value
Municipal Bonds – 99.07%
Corporate-Backed Revenue Bonds – 5.86%
Cloquet Pollution Control Revenue
(Potlatch Project) 5.90% 10/1/26	$5,500,000	$5,289,020
Laurentian Energy Authority
Cogeneration Revenue
Series A 5.00% 12/1/21	3,325,000	3,411,517
Sartell Environmental Improvement
Revenue (International Paper)
Series A 5.20% 6/1/27	1,000,000	1,000,150
		9,700,687
Education Revenue Bonds – 9.41%
Minnesota Higher Education
Facilities Authority Revenue
(Augsburg College)
Series 6-J1 5.00% 5/1/28	1,500,000	1,512,900
(Carleton College)
Series D 5.00% 3/1/30	1,120,000	1,223,936
Series 6-T 5.00% 1/1/28	1,000,000	1,092,040
(College of St. Benedict)
Series 5-W 5.00% 3/1/20	2,000,000	2,045,180
(St. Mary’s University)
Series 5-U 4.80% 10/1/23	1,400,000	1,424,892
(St. Scholastic College)
Series H 5.25% 12/1/35	1,000,000	1,030,390
(University of St. Thomas)
Series 6-X 5.00% 4/1/29	2,250,000	2,372,085
Series 7-A 5.00% 10/1/39	1,000,000	1,066,140
University of Minnesota
Series A 5.25% 4/1/29	1,000,000	1,130,440
Series C 5.00% 12/1/19	1,290,000	1,561,313
University of Minnesota Special
Purpose Revenue (State
Supported Biomed Science)
5.00% 8/1/35	1,040,000	1,137,365
		15,596,681
Electric Revenue Bonds – 7.43%
Chaska Electric Revenue
(Generating Facilities)
Series A 5.25% 10/1/25	250,000	266,353
Minnesota Municipal Power Agency
Electric Revenue Series A
5.00% 10/1/34	1,900,000	1,972,827
5.25% 10/1/19	1,610,000	1,739,492
Southern Minnesota Municipal
Power Agency Supply Revenue
Series A 5.25% 1/1/14 (AMBAC)	3,000,000	3,274,470
Western Minnesota Municipal
Power Agency Supply Revenue
Series A 5.00% 1/1/30 (NATL-RE)	5,000,000	5,063,550
		12,316,692
Healthcare Revenue Bonds – 20.12%
Bemidji Health Care Facilities
Revenue (North Country
Health Services)
5.00% 9/1/24 (RADIAN)	1,500,000	1,506,060
Fergus Falls Health Care Facilities
Revenue (Lake Region Healthcare)
5.00% 8/1/30	1,000,000	994,500
Glencoe Health Care Facilities
Revenue (Glencoe Regional
Health Services Project)
5.00% 4/1/25	2,000,000	2,007,200
Maple Grove Health Care System
Revenue (Maple Grove Hospital)
5.25% 5/1/37	1,000,000	1,000,190
Minneapolis & St. Paul Housing
& Redevelopment Authority
Health Care Facilities
(Children’s Hospital)
Series A1 5.00% 8/15/34 (AGM)	500,000	518,285
Minneapolis Health Care System
Revenue (Fairview Health Services)
Series A 6.625% 11/15/28	600,000	670,554
Series B 6.50% 11/15/38
(ASSURED GTY)	295,000	334,545
Series D 5.00% 11/15/34
(AMBAC)	2,000,000	2,011,360
Minneapolis Revenue (National
Marrow Donor Program Project)
4.875% 8/1/25	1,000,000	962,990
Minnesota Agricultural & Economic
Development Board Revenue
Un-Refunded Balance Series A
5.75% 11/15/26 (NATL-RE)	100,000	100,090
6.375% 11/15/29	195,000	195,289
Rochester Health Care & Housing
Revenue (Samaritan Bethany)
Series A 7.375% 12/1/41	1,220,000	1,256,332
Shakopee Health Care Facilities
Revenue (St. Francis Regional
Medical Center) 5.25% 9/1/34	1,560,000	1,564,742
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.50% 5/1/39 (ASSURED GTY)	1,500,000	1,587,735
Series A 5.125% 5/1/30	3,425,000	3,582,139
St. Louis Park Health Care
Facilities Revenue
(Park Nicollet Health Services)
5.75% 7/1/39	1,500,000	1,536,090
Series C 5.50% 7/1/23	1,000,000	1,072,940

	Principal
	Amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment
Authority Health Care Revenue
(Allina Health System)
Series A 5.00% 11/15/18
(NATL-RE)	$1,380,000	$1,553,811
Series A-1 5.25% 11/15/29	1,395,000	1,453,423
(Franciscan Health Elderly
Project) 5.40% 11/20/42
(GNMA) (FHA)	2,700,000	2,713,446
(Health East Project)
6.00% 11/15/35	2,000,000	1,962,360
(Health Partners Obligation
Group Project) 5.25% 5/15/36	2,000,000	1,960,600
(Regions Hospital Project)
5.30% 5/15/28	1,000,000	1,000,070
(Senior Carondelet Village
Project) Series A 6.00% 8/1/42	770,000	780,310
Winona Health Care Facilities
Revenue (Winona Health
Obligated Group) 5.00% 7/1/23	1,010,000	1,015,686
		33,340,747
Housing Revenue Bonds – 7.87%
Chanhassen Multifamily Housing
Revenue (Heritage Park
Apartments Project)
6.20% 7/1/30 (FHA) (HUD) (AMT)	1,105,000	1,106,094
Minneapolis Multifamily Housing
Revenue
•(Gaar Scott Loft Project)
5.95% 5/1/30 (AMT)
(LOC-U.S. Bank N.A.)	870,000	871,453
(Olson Townhomes Project)
6.00% 12/1/19 (AMT)	705,000	705,381
(Seward Towers Project)
5.00% 5/20/36 (GNMA)	2,000,000	2,033,119
(Sumner Housing Project)
Series A 5.15% 2/20/45
(GNMA) (AMT)	2,000,000	2,003,980
Minnesota State Housing Finance
Agency Revenue
(Rental Housing)
Series A 5.00% 2/1/35 (AMT)	1,000,000	1,001,930
Series D 5.95% 2/1/18 (NATL-RE)	90,000	90,396
(Residential Housing)
Series B-1 5.35% 1/1/33 (AMT)	1,325,000	1,325,371
•Series D 4.75% 7/1/32 (AMT)	1,000,000	987,580
Series I 5.15% 7/1/38 (AMT)	695,000	698,496
Series L 5.10% 7/1/38 (AMT)	1,460,000	1,465,548
Washington County Housing &
Redevelopment Authority
Revenue (Woodland
Park Apartments Project)
4.70% 10/1/32	750,000	752,535
		13,041,883
Lease Revenue Bonds – 6.19%
Andover Economic Development
Authority Public Facilities
Lease Revenue (Andover
Community Center)
5.125% 2/1/24	202,660	222,294
5.20% 2/1/29	403,039	445,293
Puerto Rico Public Buildings
Authority Revenue Un-Refunded
Balance (Guaranteed
Government Facilities)
Series D 5.25% 7/1/27	530,000	530,360
St. Paul Port Authority Lease Revenue
(Cedar Street Office Building Project)
5.00% 12/1/22	2,385,000	2,476,703
5.25% 12/1/27	2,800,000	2,856,672
(Robert Street Office
Building Project)
Series 3-11 5.00% 12/1/27	2,000,000	2,061,840
Virginia Housing & Redevelopment
Authority Health Care Facility
Lease Revenue
5.25% 10/1/25	680,000	688,976
5.375% 10/1/30	965,000	972,585
		10,254,723
Local General Obligation Bonds – 9.85%
Dakota County Community
Development Agency
(Senior Housing Facilities)
Series A 5.00% 1/1/23	1,100,000	1,169,575
Hopkins Independent School
District #270 5.00% 2/1/28	1,000,000	1,136,890
Minneapolis Special School
District #1 5.00% 2/1/19 (AGM)	1,175,000	1,235,078
Morris Independent School
District #769 5.00% 2/1/28
(NATL-RE)	3,750,000	3,952,050
Rocori Independent School District #750
(School Building) Series B
5.00% 2/1/22	1,010,000	1,173,691
5.00% 2/1/24	1,075,000	1,226,231
5.00% 2/1/25	1,115,000	1,258,712
5.00% 2/1/26	1,155,000	1,294,339
Washington County Housing &
Redevelopment Authority Series B
5.50% 2/1/22 (NATL-RE)	1,705,000	1,728,682
5.50% 2/1/32 (NATL-RE)	2,140,000	2,149,780
		16,325,028
§Pre-Refunded/Escrowed to Maturity Bonds – 20.43%
Andover Economic Development
Authority Public Facilities
Lease Revenue (Andover
Community Center)
5.125% 2/1/24-14	291,633	319,886
5.20% 2/1/29-14	579,983	640,787

(continues)       7

Statements of net assets

Delaware Investments Minnesota Municipal Income Fund II, Inc.

	Principal
	Amount	Value
Municipal Bonds (continued)
§Pre-Refunded/Escrowed to Maturity Bonds (continued)
Dakota-Washington Counties
Housing & Redevelopment
Authority Revenue
(Bloomington Single Family
Residential Mortgage)
Series B 8.375% 9/1/21
(GNMA) (FHA) (VA) (AMT)	$7,055,000	$10,082,582
Southern Minnesota Municipal
Power Agency Supply
Revenue Refunding
Series A 5.75% 1/1/18-13	3,715,000	4,050,539
St. Louis Park Health Care Facilities
Revenue (Park Nicollet Health
Services) Series B 5.25% 7/1/30-14	1,250,000	1,404,238
St. Paul Housing & Redevelopment
Authority Sales Tax
(Civic Center Project)
5.55% 11/1/23	2,300,000	2,569,100
5.55% 11/1/23 (NATL-RE) (IBC)	4,200,000	4,691,400
University of Minnesota Hospital &
Clinics 6.75% 12/1/16	2,580,000	3,176,935
University of Minnesota
Series A 5.50% 7/1/21	4,000,000	4,843,720
University of the Virgin Islands
Series A 5.375% 6/1/34-14	500,000	571,900
Western Municipal Power Agency
Supply Revenue
Series A 6.625% 1/1/16	1,315,000	1,492,722
		33,843,809
Special Tax Revenue Bonds – 5.05%
Minneapolis Community Planning
& Economic Development
Department (Limited Tax
Supported Common Bond Fund)
Series 1 6.75% 12/1/25 (AMT)	865,000	867,690
Series 5 5.70% 12/1/27	375,000	376,729
Minneapolis Development Revenue
(Limited Tax Supported
Common Bond Fund)
6.25% 12/1/30	1,000,000	1,113,920
Series 1 5.50% 12/1/24 (AMT)	1,000,000	1,035,680
Puerto Rico Commonwealth
Infrastructure Financing
Authority Special Tax Revenue
Series B 5.00% 7/1/46	800,000	756,432
Puerto Rico Sales Tax Financing
Revenue First Subordinate
Series A
5.50% 8/1/42	1,425,000	1,494,269
5.75% 8/1/37	1,200,000	1,277,268
St. Paul Port Authority (Brownsfields
Redevelopment Tax)
Series 2 5.00% 3/1/37	895,000	930,890
Virgin Islands Public Finance
Authority Revenue (Senior Lien
Matching Fund Loan Notes)
Series A 5.25% 10/1/23	500,000	511,055
		8,363,933
State General Obligation Bond – 0.93%
Puerto Rico Commonwealth
Public Improvement
Series A 5.75% 7/1/41	1,500,000	1,537,545
		1,537,545
Transportation Revenue Bonds – 5.00%
Minneapolis - St. Paul Metropolitan
Airports Commission
Revenue Series A
5.00% 1/1/22 (NATL-RE)	3,000,000	3,053,220
5.00% 1/1/28 (NATL-RE)	2,120,000	2,139,970
5.00% 1/1/35 (AMBAC)	2,000,000	2,036,780
5.25% 1/1/16 (NATL-RE)	1,000,000	1,045,640
		8,275,610
Water & Sewer Revenue Bond – 0.93%
St. Paul Sewer Revenue
Series D 5.00% 12/1/21	1,325,000	1,541,611
		1,541,611
Total Municipal Bonds
(cost $155,407,236)		164,138,949

Short-Term Investments – 0.42%
¤Variable Rate Demand Notes – 0.42%
Minneapolis & St. Paul Housing &
Redevelopment Authority
Health Care Revenue
(Allina Health System)
Series B-2 0.13% 11/15/35
(LOC-JPMorgan Chase Bank)	300,000	300,000
St. Paul Housing & Redevelopment
Authority Revenue
(Minnesota Public Radio Project)
0.21% 5/1/22 (LOC-JPMorgan
Chase Bank)	400,000	400,000
Total Short-Term Investments
(cost $700,000)		700,000

Total Value of Securities – 99.49%
(cost $156,107,236)		164,838,949
Receivables and Other Assets
Net of Liabilities – 0.51%		843,170
Net Assets Applicable to 11,504,975
Shares Outstanding; Equivalent to
$14.40 Per Share – 100.00%		$165,682,119

Components of Net Assets at September 30, 2011:
Common stock, $0.01 par value, 200 million shares
authorized to the Fund	$157,931,075
Undistributed net investment income	1,036,687
Accumulated net realized loss on investments	(2,017,356)
Net unrealized appreciation of investments	8,731,713
Total net assets	$165,682,119

•	Variable rate security. The rate shown is the rate as of September 30, 2011. Interest rates reset periodically.
§	Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 in “Notes to financial statements.”
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of September 30, 2011.

Summary of Abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by Assured Guaranty Corporation
FHA — Federal Housing Administration
GNMA — Government National Mortgage Association Collateral
HUD — Housing & Urban Development Section 8
IBC — Insured Bond Certificate
LOC — Letter of Credit
NATL-RE — Insured by National Public Finance Guarantee Corporation
RADIAN — Insured by Radian Asset Assurance
VA — Veterans Administration Collateral

See accompanying notes, which are an integral part of the financial statements.

(continues)       9

Statements of net assets

Delaware Investments National Municipal Income Fund
September 30, 2011 (Unaudited)

	Principal
	Amount		Value
Municipal Bonds – 87.19%
Corporate-Backed Revenue Bonds – 10.70%
	Buckeye, Ohio Tobacco Settlement
	Financing Authority Asset-Backed
	Senior Turbo Series A-2
	6.50% 6/1/47	$430,000	$331,659
	Delaware State Economic
	Development Authority Exempt
	Facilities (Indian River Power)
	5.375% 10/1/45	500,000	464,285
	Golden State, California Tobacco
	Securitization Corporate Settlement
	Revenue (Asset-Backed Senior
	Notes) Series A-1
	5.125% 6/1/47	370,000	236,489
	5.75% 6/1/47	1,165,000	825,623
	Harris County, Texas Industrial
	Development Solid Waste Disposal
	Revenue (Deer Park Refining Project)
	5.00% 2/1/23	150,000	161,007
	Illinois Railsplitter Tobacco Settlement
	Authority 6.25% 6/1/24	500,000	527,615
	Iowa Finance Authority Pollution
	Control Facilities Revenue
	(Interstate Power & Light Project)
	5.00% 7/1/14 (FGIC)	500,000	543,260
	Louisiana Local Government
	Environmental Facilities &
	Community Development
	Authority (Westlake Chemical)
	Series A-1 6.50% 11/1/35	255,000	266,355
•	Maricopa County, Arizona Pollution
	Control Revenue (Public Service Co.)
	Series B 5.20% 6/1/43	500,000	524,130
	Maryland Economic Development
	Port Facilities Revenue
	(CNX Marine Terminals)
	5.75% 9/1/25	175,000	176,864
•	Navajo County, Arizona Pollution
	Control Revenue
	Series D 5.75% 6/1/34	500,000	566,764
•	New York City, New York Industrial
	Development Agency Special
	Facilities Revenue (American
	Airlines - JFK International Airport)
	7.625% 8/1/25 (AMT)	450,000	450,923
	New York Liberty Development
	Revenue (Goldman Sachs
	Headquarters) 5.25% 10/1/35	500,000	515,230
	Ohio State Air Quality Development
	Authority Revenue (First Energy
	Generation) Series A 5.70% 8/1/20	260,000	285,106
	Pennsylvania Economic Development
	Financing Authority Exempt
	Facilities Revenue (Allegheny
	Energy Supply) 7.00% 7/15/39	345,000	375,553
	Pima County, Arizona Industrial
	Development Authority
	Pollution Control Revenue
	(Tucson Electric Power San Juan)
	5.75% 9/1/29	250,000	253,815
	Salt Verde Financial, Arizona
	Gas Revenue Senior Note
	5.00% 12/1/37	400,000	360,228
	St. John the Baptist Parish, Louisiana
	(Marathon Oil)
	Series A 5.125% 6/1/37	500,000	493,915
	Valdez, Alaska Marine
	(BP Pipelines Project)
	Series B 5.00% 1/1/21	345,000	391,127
	Valdez, Alaska Terminal
	(BP Pipelines Project)
	Series C 5.00% 1/1/21	175,000	198,398
			7,948,346
Education Revenue Bonds – 13.80%
	Arizona Board of Regents System
	Revenue (University of Arizona)
	Series A 5.00% 6/1/39	500,000	535,615
	Arizona Health Facilities Authority
	Healthcare Education Revenue
	(Kirksville College) 5.125% 1/1/30	500,000	516,260
	Bowling Green, Ohio Student
	Housing Revenue (CFP I State
	University Project) 6.00% 6/1/45	270,000	263,496
	California Statewide Communities
	Development Authority School
	Facility Revenue (Aspire Public
	Schools) 6.125% 7/1/46	625,000	613,031
	California Statewide Communities
	Development Authority Student
	Housing Revenue (Irvine, LLC - UCI
	East Campus) 6.00% 5/15/23	470,000	491,615
	Glendale, Arizona Industrial
	Development Authority Revenue
	(Midwestern University)
	5.00% 5/15/31	350,000	358,537
	Marietta, Georgia Development
	Authority Revenue (Life University
	Project) 7.00% 6/15/39	430,000	424,754
	Maryland State Economic Development
	Student Housing Revenue (University
	of Maryland College Park Projects)
	5.75% 6/1/33	370,000	384,164
	Massachusetts State Health &
	Educational Facilities Authority
	Revenue (Harvard University)
	Series A 5.00% 12/15/29	600,000	681,798
	Missouri State Health & Educational
	Facilities Authority Revenue
	(Washington University)
	Series B 5.00% 11/15/30	600,000	678,612

	Principal
	Amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Monroe County, New York Industrial
Development Revenue (Nazareth
College Rochester Project)
5.50% 10/1/41	$500,000	$515,320
Montgomery County, Pennsylvania
Higher Education & Health
Authority Revenue (Arcadia
University) 5.25% 4/1/30	550,000	557,337
New Jersey Economic Development
Authority Revenue (MSU Student
Housing Project) 5.875% 6/1/42	215,000	218,408
New York City, New York Trust for
Cultural Resources (Whitney
Museum of American Art)
5.00% 7/1/31	500,000	510,175
Northern Arizona University
Certificates of Participation
(Northern Arizona University
Research Project)
5.00% 9/1/30 (AMBAC)	1,000,000	1,010,409
Oregon State Facilities Authority
Revenue (Concordia University
Project) Series A 6.125% 9/1/30	135,000	137,826
Pennsylvania State Higher
Educational Facilities Authority
Student Housing Revenue
(Edinboro University Foundation)
5.80% 7/1/30	300,000	301,605
(University Properties – East
Stroudsburg University)
5.25% 7/1/19	510,000	533,404
Troy, New York Capital Resource
Revenue (Rensselaer Polytechnic)
Series A 5.125% 9/1/40	300,000	307,104
University of Puerto Rico System
Revenue Series Q 5.00% 6/1/36	1,000,000	954,270
Wyoming Community Development
Authority Student Housing
Revenue (CHF-Wyoming, LLC)
6.50% 7/1/43	250,000	260,975
		10,254,715
Electric Revenue Bonds – 2.70%
California State Department of Water
Resources Power Supply Revenue
Series N 5.00% 5/1/21	445,000	536,857
Puerto Rico Electric Power
Authority Revenue
Series TT 5.00% 7/1/37	100,000	99,920
Series WW 5.50% 7/1/38	200,000	205,596
Series XX 5.25% 7/1/40	805,000	817,067
Series ZZ 5.25% 7/1/26	330,000	344,200
		2,003,640
Healthcare Revenue Bonds – 15.15%
Arizona Health Facilities Authority
Revenue (Catholic Healthcare West)
Series D 5.00% 7/1/28	500,000	508,155
Brevard County, Florida Health
Facilities Authority Revenue
(Heath First Project) 7.00% 4/1/39	90,000	100,047
Butler County, Pennsylvania Hospital
Authority Revenue (Butler Health
System Project) 7.125% 7/1/29	300,000	335,517
Glendale, Arizona Industrial
Development Authority Hospital
Revenue (John C. Lincoln Health)
5.00% 12/1/42	1,000,000	852,820
Hawaii Pacific Health Special Purpose
Revenue Series A 5.50% 7/1/40	300,000	289,686
Illinois Finance Authority Revenue
(Silver Cross & Medical Centers)
7.00% 8/15/44	450,000	476,717
Koyukuk, Alaska Revenue (Tanana
Chiefs Conference Health Care
Facility Project) 7.75% 10/1/41	300,000	305,622
Louisiana Public Facilities
Authority Revenue (Ochsner
Clinic Foundation Project)
6.50% 5/15/37	105,000	113,042
Lycoming County, Pennsylvania
Authority Health System Revenue
(Susquehanna Health System
Project) Series A 5.50% 7/1/28	500,000	502,930
Maine Health & Higher Educational
Facilities Authority Revenue
(Maine General Medical Center)
6.75% 7/1/41	300,000	307,272
Maricopa County, Arizona Industrial
Development Authority Health
Facilities Revenue (Catholic
Healthcare West) Series A
5.25% 7/1/32	235,000	238,767
6.00% 7/1/39	500,000	525,695
Massachusetts State Health &
Education Facilities Authority
Revenue (Caregroup)
Series E-2 5.375% 7/1/19	360,000	407,894
Missouri State Health & Educational
Facilities Authority (Lutheran
Senior Services) 6.00% 2/1/41	200,000	200,618
New Hampshire Health & Education
Facilities Authority Revenue
(Dartmouth-Hitchcock Medical
Center) 6.00% 8/1/38	300,000	326,220
New Jersey Health Care Facilities
Financing Authority Revenue
Refunding (St. Peters University
Hospital) 6.25% 7/1/35	300,000	303,345

(continues)       11

Statements of net assets

Delaware Investments National Municipal Income Fund

	Principal
	Amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New Mexico State Hospital
Equipment Loan Council Revenue
(Presbyterian Healthcare)
5.00% 8/1/39	$500,000	$512,840
Ohio State Hospital Facilities Revenue
Refunding (Cleveland Clinic
Health) Series A 5.50% 1/1/39	300,000	316,752
Orange County, Florida Health
Facilities Authority Revenue
(Orlando Regional Healthcare)
Series A 6.25% 10/1/18 (NATL-RE)	1,100,000	1,286,802
Philadelphia, Pennsylvania Hospitals
& Higher Education Facilities
Authority Revenue (Temple
University Health System)
Series A 5.50% 7/1/30	300,000	278,760
• Rochester, Minnesota (Mayo Clinic)
Series B 4.00% 11/15/38	475,000	531,957
Scottsdale, Arizona Industrial
Development Authority Hospital
Revenue (Scottsdale Healthcare)
Series A 5.25% 9/1/30	500,000	503,285
University Medical Center, Tucson,
Arizona Hospital Revenue
6.50% 7/1/39	500,000	522,340
Yavapai County, Arizona Industrial
Development Authority Revenue
(Yavapai Regional Medical Center)
Series A 5.25% 8/1/21 (RADIAN)	1,500,000	1,512,885
		11,259,968
Housing Revenue Bonds – 1.18%
California Municipal Finance Authority
Mobile Home Park Revenue
(Caritas Projects)
Series A 6.40% 8/15/45	435,000	436,653
Florida Housing Finance Homeowner
Mortgage Revenue Series 2
5.90% 7/1/29 (NATL-RE) (AMT)	240,000	242,834
Puerto Rico Housing Finance
Authority (Subordinated-Capital
Fund Modernization)
5.50% 12/1/18	175,000	199,838
		879,325
Lease Revenue Bonds – 4.92%
Arizona Game & Fish Department &
Commission Beneficial Interest
Certificates (AGF Administration
Building Project) 5.00% 7/1/26	640,000	665,024
Arizona State Certificates of Participation
Department Administration
Series A 5.25% 10/1/25 (AGM)	295,000	320,355
Capital Area, Austin, Texas Cultural
Education Facilities Finance
Corporation Revenue (Roman
Catholic Diocese)
Series B 6.125% 4/1/45	105,000	109,120
Michigan State Building Authority
Revenue (Facilities Program)
Series I-A 5.00% 10/15/20	300,000	343,827
New Jersey Economic Development
Authority (School Facilities
Construction) Series EE
5.00% 9/1/17	300,000	343,422
5.00% 9/1/18	300,000	342,831
Nogales, Arizona Municipal
Development Authority Facilities
Revenue 5.00% 6/1/30 (AMBAC)	500,000	503,880
Pima County, Arizona Industrial
Development Authority Lease
Revenue Metro Police Facility
Revenue (Nevada Project) Series A
5.25% 7/1/31	500,000	511,945
5.375% 7/1/39	500,000	518,555
		3,658,959
Local General Obligation Bonds – 4.66%
Denver City & County (Better Denver
& Zoo) Series A 5.00% 8/1/25	500,000	578,535
• Gila County, Arizona Unified School
District #10 (Payson School
Improvement Project of 2006)
Series A 5.25% 7/1/27 (AMBAC)	500,000	531,935
Maricopa County, Arizona School
District #6 (Washington) Refunding
Series A 5.375% 7/1/13 (AGM)	1,250,000	1,353,562
New York City, New York
Fiscal 2003 Subordinate
Series I-1 5.375% 4/1/36	250,000	273,873
Fiscal 2009 Subordinate
Series A-1 5.25% 8/15/21	250,000	292,348
Scottsdale, Arizona 5.00% 7/1/21	350,000	429,037
		3,459,290
§Pre-Refunded Bonds – 3.48%
Salt River Project, Arizona
Agricultural Improvement &
Power District Revenue
Series A 5.00% 1/1/31-12	230,000	235,120
Series B 5.00% 1/1/25-13	1,250,000	1,304,787
Southern Arizona Capital Facilities
Finance (University of Arizona Project)
5.00% 9/1/23-12 (NATL-RE)	1,000,000	1,043,360
		2,583,267

	Principal
	Amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds – 12.93%
Anne Arundel County, Maryland Special
Obligation Revenue (National
Business Park-North Project)
6.10% 7/1/40	$200,000	$200,986
Brooklyn Arena Local Development,
New York Pilot Revenue (Barclays
Center Project) 6.50% 7/15/30	300,000	320,553
California State Economic Recovery
Series A 5.25% 7/1/21	260,000	303,711
Flagstaff, Arizona Aspen Place
Sawmill Improvement District
Revenue 5.00% 1/1/32	245,000	245,130
Glendale, Arizona Municipal Property
Series A 5.00% 7/1/33 (AMBAC)	1,000,000	1,016,280
Jacksonville, Florida Transportation
Revenue 5.25% 10/1/29 (NATL-RE)	1,000,000	1,000,980
Massachusetts Bay Transportation
Authority Senior
Series A 5.25% 7/1/29	200,000	243,740
Miami-Dade County, Florida
Special Obligation (Capital
Appreciation & Income)
Series B 5.00% 10/1/35 (NATL-RE)	2,000,000	2,038,819
Mosaic District, Virginia Community
Development Authority
Series A 6.875% 3/1/36	520,000	545,860
New York City, New York
Series A 5.00% 8/1/19	300,000	357,129
New York City, New York Transitional
Finance Authority Future Tax
Secured Fiscal 2011 Series D 5.00% 2/1/26	150,000	170,792
Series C 5.25% 11/1/25	300,000	352,416
New York State Dormitory Authority
(State Personal Income Tax
Revenue - Education)
Series A 5.00% 3/15/38	570,000	612,328
Peoria, Arizona Municipal
Development Authority
Sales Tax & Excise Shared Revenue
(Senior Lien & Subordinate Lien)
5.00% 1/1/18	1,085,000	1,263,254
Puerto Rico Sales Tax Financing
Revenue First Subordinate
Series A
5.75% 8/1/37	245,000	260,776
Ω(Capital Appreciation)
6.75% 8/1/32	220,000	195,686
Series C 6.00% 8/1/39	300,000	327,462
^ Wyandotte County, Kansas City,
Kansas Unified Government
Special Obligation Revenue (Capital
Appreciation) Sales Tax Subordinate
Lien Series B 6.07% 6/1/21	260,000	154,848
		9,610,750
State General Obligation Bonds – 3.42%
California State Various Purpose
5.00% 9/1/41	460,000	474,320
5.25% 11/1/40	320,000	335,898
6.00% 4/1/38	105,000	117,163
New York State
Series A 5.00% 2/15/39	300,000	324,255
Puerto Rico Commonwealth
(Public Improvement)
Series A
5.50% 7/1/19 (NATL-RE)	395,000	430,834
5.75% 7/1/41	500,000	512,515
Series C 6.00% 7/1/39	335,000	347,348
		2,542,333
Transportation Revenue Bonds – 9.38%
Central Texas Regional Mobility
Authority Revenue Senior Lien
6.00% 1/1/41	520,000	526,937
Harris County, Texas Metropolitan
Transit Authority
Series A 5.00% 11/1/24	500,000	583,385
Maryland State Economic Development
Revenue (Transportation Facilities
Project) Series A 5.75% 6/1/35	255,000	257,751
Metropolitan Transportation
Authority, New York
Series A 5.00% 11/15/41	500,000	523,650
Metropolitan Washington D.C. Airports
Authority Dulles Toll Road Revenue
(First Senior Lien)
Series A 5.25% 10/1/44	245,000	257,654
North Texas Tollway Authority
Special Projects System
Series A 5.00% 9/1/20	250,000	294,458
Pennsylvania Turnpike Commission
Revenue Subordinate (Special
Motor License Foundation)
5.00% 12/1/22	500,000	576,245
Series B 5.25% 6/1/39	300,000	313,746
Phoenix, Arizona Civic Improvement
Airport Revenue
(Junior Lien) Series A 5.25% 7/1/33	500,000	529,630
(Senior Lien) Series B 5.25% 7/1/27
(NATL-RE) (FGIC) (AMT)	1,000,000	1,005,820
Port Authority of New York & New
Jersey Special Obligation Revenue
(JFK International Air Terminal)
6.00% 12/1/42	230,000	238,326
Regional Transportation, Colorado
District Revenue (Denver Transit
Partners) 6.00% 1/15/41	500,000	510,555
St. Louis, Missouri Airport Revenue
(Lambert-St Louis International)
Series A-1 6.625% 7/1/34	325,000	354,965

(continues)       13

Statements of net assets

Delaware Investments National Municipal Income Fund

	Principal
	Amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Texas Private Activity Bond Surface
Transportation Senior Lien
Revenue
(LBJ Infrastructure) 7.00% 6/30/40	$285,000	$308,604
7.50% 6/30/33	315,000	354,063
(NTE Mobility Partners)
7.50% 12/31/31	300,000	336,789
		6,972,578
Water & Sewer Revenue Bonds – 4.87%
Atlanta, Georgia Water & Wastewater
Revenue Series A 6.25% 11/1/39	300,000	337,299
Florida Water Pollution Control Financing
Revenue (Water Pollution Control)
Series A 5.00% 1/15/25	15,000	17,403
Guam Government Waterworks
Authority 5.625% 7/1/40	390,000	376,241
New York State Environmental Facilities
State Revolving Funds Revenue
(Master Financing Program)
Series A 5.00% 8/15/16	300,000	355,431
Phoenix Civic Improvement Wastewater
Systems Revenue (Junior Lien)
5.00% 7/1/24 (NATL-RE) (FGIC)	1,000,000	1,001,439
Series A 5.00% 7/1/39	900,000	974,079
San Francisco City & County Public
Utilities Commission Subordinate
Series F 5.00% 11/1/27	500,000	557,310
		3,619,202
Total Municipal Bonds
(cost $62,233,985)		64,792,373

Short-Term Investments – 11.71%
¤Variable Rate Demand Notes – 11.71%
Allegheny County, Pennsylvania
Industrial Development Authority
Revenue 0.11% 7/1/27
(LOC– PNC Bank N.A.)	1,500,000	1,500,000
Minneapolis & St. Paul, Minnesota
Housing & Redevelopment
Authority Revenue
(Allina Health System)
Series B-1 0.16% 11/15/35
(LOC– JPMorgan Chase Bank)	2,000,000	2,000,000
Series B-2 0.13% 11/15/35
(LOC– JPMorgan Chase Bank)	1,000,000	1,000,000
Philadelphia, Pennsylvania Hospitals
& Higher Education Facilities
Authority Revenue Series A
(Children’ s Hospital Project)
0.13% 7/1/22 (LOC– JPMorgan
Chase Bank)	600,000	600,000
Southeastern Pennsylvania
Transportation Authority Revenue
0.11% 3/1/22
(LOC– PNC Bank N.A.)	3,600,000	3,600,000
Total Short-Term Investments
(cost $8,700,000)		8,700,000

Total Value of Securities – 98.90%
(cost $70,933,985)		73,492,373
Receivables and Other Assets
Net of Liabilities – 1.10%		817,010
Net Assets Applicable to 5,522,507
Shares Outstanding; Equivalent to
$13.46 Per Share – 100.00%		$74,309,383

Components of Net Assets at September 30, 2011:
Common stock, $0.01 par value, unlimited shares
authorized to the Fund		$73,858,235
Undistributed net investment income		312,039
Accumulated net realized loss on investments		(2,419,265)
Net unrealized appreciation of investments		2,558,374
Total net assets		$74,309,383

•	Variable rate security. The rate shown is the rate as of September 30, 2011. Interest rates reset periodically.
§	Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 in “Notes to financial statements.”
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of September 30, 2011.

Summary of Abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
FGIC — Insured by Financial Guaranty Insurance Company
LOC — Letter of Credit
NATL-RE — Insured by National Public Finance Guarantee Corporation
RADIAN — Insured by Radian Asset Assurance

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Delaware Investments Closed-End Municipal Bond Funds
Six Months Ended September 30, 2011 (Unaudited)

	Delaware	Delaware	Delaware
	Investments	Investments	Investments
	Colorado	Minnesota	National
	Municipal	Municipal	Municipal
	Income	Income	Income
	Fund, Inc.	Fund II, Inc.	Fund
Investment Income:
Interest	$1,624,213	$3,988,713	$1,361,623

Expenses:
Management fees	134,669	325,396	109,989
Legal fees	29,099	56,870	96,985
Accounting and administration expenses	13,230	31,966	10,796
Dividend disbursing and transfer agent fees and expenses	10,506	27,961	43,177
Audit and tax	7,163	9,517	9,652
Reports and statements to shareholders	7,124	13,895	23,403
Taxes (Pennsylvania franchise tax)	2,500	6,525	—
Stock exchange fees	2,216	5,373	15,313
Pricing fees	2,136	2,636	4,696
Directors’/Trustees’ fees	1,709	4,137	1,386
Insurance fees	1,232	2,502	856
Dues and services	751	1,680	2,229
Registration fees	485	395	593
Custodian fees	386	1,020	558
Consulting fees	240	595	161
Directors’/Trustees’ expenses	102	250	78
Total operating expenses	213,548	490,718	319,872
Net Investment Income	1,410,665	3,497,995	1,041,751

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	136,458	(154,815)	254,673
Net change in unrealized appreciation/depreciation of investments	4,198,921	7,962,788	2,811,585
Net Realized and Unrealized Gain on Investments	4,335,379	7,807,973	3,066,258

Net Increase in Net Assets Resulting from Operations	$5,746,044	$11,305,968	$4,108,009

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Investments Closed-End Municipal Bond Funds

	Delaware Investments		Delaware Investments
	Colorado Municipal		Minnesota Municipal
	Income Fund, Inc.		Income Fund II, Inc.

	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	9/30/11	3/31/11	9/30/11	3/31/11
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,410,665	$2,907,637	$3,497,995	$7,039,279
Net realized gain (loss) on investments	136,458	163,754	(154,815)	338,820
Net change in unrealized appreciation/depreciation of investments	4,198,921	(3,275,673)	7,962,788	(4,887,725)
Net increase (decrease) in net assets resulting from operations	5,746,044	(204,282)	11,305,968	2,490,374

Dividends and Distributions to Common Shareholders from:
Net investment income	(1,378,574)	(2,757,147)	(3,278,918)	(6,557,836)
	(1,378,574)	(2,757,147)	(3,278,918)	(6,557,836)

Net Increase (Decrease) in Net Assets	4,367,470	(2,961,429)	8,027,050	(4,067,462)

Net Assets:
Beginning of period	64,689,373	67,650,802	157,655,069	161,722,531
End of period	$69,056,843	$64,689,373	$165,682,119	$157,655,069

Undistributed net investment income	$353,483	$323,399	$1,036,687	$827,677

	Delaware Investments
	National Municipal
	Income Fund

	Six Months	Year
	Ended	Ended
	9/30/11	3/31/11
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,041,751	$1,477,681
Net realized gain (loss) on investments	254,673	(25,702)
Net change in unrealized appreciation/depreciation of investments	2,811,585	(1,265,634)
Net increase in net assets resulting from operations	4,108,009	186,345

Dividends and Distributions to Common Shareholders from:
Net investment income	(1,072,535)	(1,277,711)
	(1,072,535)	(1,277,711)

Capital Share Transactions:
Net assets from merger to Common Shareholders*	40,715,147	—
	40,715,147	—

Net Increase (Decrease) in Net Assets	43,750,621	(1,091,366)

Net Assets:
Beginning of period	30,558,762	31,650,128
End of period	$74,309,383	$30,558,762

Undistributed net investment income	$312,039	$344,090

*See Note 7 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Investments Colorado Municipal Income Fund, Inc.

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/11[1]	3/31/11	3/31/10	3/31/09	3/31/08	3/31/07
	(Unaudited)
Net asset value, beginning of period	$13.370	$13.990	$13.220	$14.260	$15.100	$15.260

Income (loss) from investment operations:
Net investment income	0.292	0.601	0.607	0.755	0.937	0.985
Net realized and unrealized gain (loss) on investments	0.903	(0.651)	0.733	(0.965)	(0.604)	0.069
Dividends on preferred stock from:
Net investment income	—	—	—	(0.173)	(0.264)	(0.274)
Net realized gain on investments	—	—	—	—	(0.050)	(0.019)
Total dividends on preferred stock	—	—	—	(0.173)	(0.314)	(0.293)
Total from investment operations	1.195	(0.050)	1.340	(0.383)	0.019	0.761

Less dividends and distributions to common shareholders from:
Net investment income	(0.285)	(0.570)	(0.570)	(0.657)	(0.720)	(0.850)
Net realized gain on investments	—	—	—	—	(0.139)	(0.071)
Total dividends and distributions	(0.285)	(0.570)	(0.570)	(0.657)	(0.859)	(0.921)

Net asset value, end of period	$14.280	$13.370	$13.990	$13.220	$14.260	$15.100

Market value, end of period	$13.450	$12.450	$13.390	$11.240	$15.060	$15.940

Total investment return based on:[2]
Market value	0.95%	(3.00% )	24.49%	(21.63% )	(0.14% )	(9.86% )
Net asset value	3.17%	(0.30% )	10.55%	(2.66% )	(0.19% )	4.35%

Ratios and supplemental data:
Net assets applicable to common shares, end of period (000 omitted)	$69,057	$64,689	$67,651	$63,952	$68,973	$73,056
Ratio of expenses to average net assets applicable to common shares[3]	0.64%	0.56%	0.56%	0.91%	1.03%	1.01%
Ratio of net investment income to average net assets
applicable to common shares[3]	4.20%	4.31%	4.41%	5.55%	6.37%	6.49%
Ratio of net investment income to average net assets
applicable to common shares net of dividends to preferred shares[4]	4.20%	4.31%	4.41%	4.28%	4.23%	4.56%
Portfolio turnover	16%	10%	20%	16%	16%	11%

Leverage analysis:
Value of preferred shares outstanding (000 omitted)[5]	$—	$—	$—	$—	$40,000	$40,000
Net asset coverage per share of preferred shares, end of period[5]	$—	$—	$—	$—	$136,216	$141,320
Liquidation value per share of preferred shares[5,6]	$—	$—	$—	$—	$50,000	$50,000

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.
[3] Ratios do not reflect the effect of dividend payments to preferred shareholders, if applicable.
[4] Ratio reflects total net investment income less dividends paid to preferred shareholders, if applicable, divided by average net assets applicable to common shareholders.
5 In 2008, the Fund redeemed all of its preferred shares at par plus accumulated dividends amounting to $40,042,778.
[6] Excluding any accumulated but unpaid dividends.

See accompanying notes, which are an integral part of the financial statements.

(continues)       17

Financial highlights

Delaware Investments Minnesota Municipal Income Fund II, Inc.

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/11[1]	3/31/11	3/31/10	3/31/09	3/31/08	3/31/07
	(Unaudited)
Net asset value, beginning of period	$13.700	$14.060	$13.140	$14.190	$14.880	$14.730

Income (loss) from investment operations:
Net investment income	0.304	0.612	0.602	0.776	0.962	0.963
Net realized and unrealized gain (loss) on investments	0.681	(0.402)	0.888	(1.013)	(0.674)	0.225
Dividends on preferred stock from:
Net investment income	—	—	—	(0.175)	(0.318)	(0.298)
Total dividends on preferred stock	—	—	—	(0.175)	(0.318)	(0.298)
Total from investment operations	0.985	0.210	1.490	(0.412)	(0.030)	0.890

Less dividends to common shareholders from:
Net investment income	(0.285)	(0.570)	(0.570)	(0.638)	(0.660)	(0.740)
Total dividends	(0.285)	(0.570)	(0.570)	(0.638)	(0.660)	(0.740)

Net asset value, end of period	$14.400	$13.700	$14.060	$13.140	$14.190	$14.880

Market value, end of period	$13.110	$12.600	$12.740	$11.250	$13.450	$14.640

Total investment return based on:[2]
Market value	3.81%	3.32%	18.58%	(11.91% )	(3.58% )	(5.13% )
Net asset value	4.30%	1.80%	12.04%	(2.48% )	0.08%	6.05%

Ratios and supplemental data:
Net assets applicable to common shares, end of period (000 omitted)	$165,682	$157,655	$161,723	$151,184	$163,305	$171,143
Ratio of expenses to average net assets applicable to common shares[3,5]	0.60%	0.56%	0.56%	0.98%	1.18%	1.20%
Ratio of net investment income to average net assets
applicable to common shares[3]	4.31%	4.35%	4.36%	5.74%	6.61%	6.52%
Ratio of net investment income to average net assets
applicable to common shares net of dividends to preferred shares[4]	4.31%	4.35%	4.36%	4.45%	4.43%	4.50%
Portfolio turnover	3%	9%	19%	15%	6%	3%

Leverage analysis:
Value of preferred shares outstanding (000 omitted)[6]	$—	$—	$—	$—	$95,000	$95,000
Net asset coverage per share of preferred shares, end of period[6]	$—	$—	$—	$—	$135,950	$140,075
Liquidation value per share of preferred shares[6,7]	$—	$—	$—	$—	$50,000	$50,000

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.
[3] Ratios do not reflect the effect of dividend payments to preferred shareholders, if applicable.
[4] Ratio reflects total net investment income less dividends paid to preferred shareholders, if applicable, divided by average net assets applicable to common shareholders.
[5] The ratio of expenses to average net assets applicable to common shares includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs for the years ended March 31, 2009, 2008, and 2007. See Notes 1 and 8 in “Notes to financial statements.”
6 In 2008, the Fund redeemed all of its preferred shares at par plus accumulated dividends amounting to $95,083,577.
[7] Excluding any accumulated but unpaid dividends.

See accompanying notes, which are an integral part of the financial statements.

Delaware Investments National Municipal Income Fund

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/11[1]	3/31/11	3/31/10	3/31/09	3/31/08	3/31/07
	(Unaudited)
Net asset value, beginning of period	$12.620	$13.070	$11.960	$13.360	$14.560	$14.650

Income (loss) from investment operations:
Net investment income	0.250	0.610	0.571	0.704	0.919	0.960
Net realized and unrealized gain (loss) on investments	0.847	(0.532)	1.049	(1.367)	(1.081)	0.141
Dividends on preferred stock from:
Net investment income	—	—	—	(0.172)	(0.311)	(0.285)
Net realized gain on investments	—	—	—	—	(0.015)	(0.018)
Total dividends on preferred stock	—	—	—	(0.172)	(0.326)	(0.303)
Total from investment operations	1.097	0.078	1.620	(0.835)	(0.488)	0.798

Less dividends and distributions to common shareholders from:
Net investment income	(0.257)	(0.528)	(0.510)	(0.565)	(0.668)	(0.820)
Net realized gain on investments	—	—	—	—	(0.044)	(0.068)
Total dividends and distributions	(0.257)	(0.528)	(0.510)	(0.565)	(0.712)	(0.888)

Net asset value, end of period	$13.460	$12.620	$13.070	$11.960	$13.360	$14.560

Market value, end of period	$13.060	$12.200	$12.140	$10.850	$11.950	$14.530

Total investment return based on:[2]
Market value	4.09%	4.78%	16.69%	(4.31% )	(13.11% )	(4.12% )
Net asset value	2.88%	0.67%	13.97%	(5.65% )	(3.05% )	5.27%

Ratios and supplemental data:
Net assets applicable to common shares, end of period (000 omitted)	$74,309	$30,559	$31,650	$28,967	$32,365	$35,256
Ratio of expenses to average net assets
applicable to common shares[3]	1.16%	0.65%	0.63%	1.06%	1.16%	1.10%
Ratio of net investment income to average net assets
applicable to common shares[3]	3.79%	4.64%	4.48%	5.63%	6.54%	6.58%
Ratio of net investment income to average net assets
applicable to common shares net of dividends to preferred shares[4]	3.79%	4.64%	4.48%	4.25%	4.22%	4.51%
Portfolio turnover	32%	50%	69%	36%	17%	9%

Leverage analysis:
Value of preferred shares outstanding (000 omitted)[5]	$—	$—	$—	$—	$20,000	$20,000
Net asset coverage per share of preferred shares, end of period[5]	$—	$—	$—	$—	$130,914	$138,141
Liquidation value per share of preferred shares[5,6]	$—	$—	$—	$—	$50,000	$50,000

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.
[3] Ratios do not reflect the effect of dividend payments to preferred shareholders, if applicable.
[4] Ratio reflects total net investment income less dividends paid to preferred shareholders, if applicable, divided by average net assets applicable to common shareholders.
5 In 2008, the Fund redeemed all of its preferred shares at par plus accumulated dividends amounting to $20,019,516.
[6] Excluding any accumulated but unpaid dividends.

See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements

Delaware Investments Closed-End Municipal Bond Funds
September 30, 2011 (Unaudited)

Delaware Investments Colorado Municipal Income Fund, Inc. (Colorado Municipal Fund) and Delaware Investments Minnesota Municipal Income Fund II, Inc. (Minnesota Municipal Fund II) are organized as Minnesota corporations and Delaware Investments National Municipal Income Fund (National Municipal Fund) is organized as a Massachusetts business trust (each referred to as a Fund and collectively as the Funds). Colorado Municipal Fund, Minnesota Municipal Fund II and National Municipal Fund are considered diversified closed-end management investment companies under the Investment Company Act of 1940, as amended. The Funds’ shares trade on the NYSE Amex Equities, the successor to the American Stock Exchange.

The investment objective of each Fund is to provide high current income exempt from federal income tax and from state personal income tax, if any, consistent with the preservation of capital. Each of Colorado Municipal Fund and Minnesota Municipal Fund II seek to achieve its investment objective by investing substantially all of its net assets in investment grade, tax-exempt municipal obligations of its respective state. The National Municipal Fund seeks to achieve its investment objective by investing at least 80% of its net assets in securities the income from which is exempt from federal income tax.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities are valued at market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Directors/Trustees (each a Board, and collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (March 31, 2008 – March 31, 2011), and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Interest and Related Expenses — Interest and related expenses include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees from the Funds’ participation in inverse floater programs where a Fund has transferred its own bonds to a trust that issues floating rate securities with an aggregate principal amount equal to the principal of the transferred bonds. In conveyance of the bond, the Funds receive the inverse floating rate securities and cash from the trust. As a result of certain rights retained by the Funds, the transfer of the bond is not considered a sale, but rather a form of financing for accounting purposes whereby the cash received is recorded as a liability and interest expense is recorded based on the interest rate of the floating rate securities. Remarketing fees, liquidity fees, and trustees’ expenses are recorded on the accrual basis. There were no interest and related expenses for the six months ended September 30, 2011.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, annually. Each Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended September 30, 2011.

The Funds may receive earnings credits from their transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. There were no earnings credits for the six months ended September 30, 2011.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee of 0.40% which is calculated daily based on the adjusted average daily net assets of each Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, the Funds pay DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended September 30, 2011, the Funds were charged as follows:

Colorado	Minnesota	National
Municipal	Municipal	Municipal
Fund	Fund II	Fund
$1,664	$4,021	$1,358

At September 30, 2011, each Fund had liabilities payable to affiliates as follows:

	Colorado	Minnesota	National
	Municipal	Municipal	Municipal
	Fund	Fund II	Fund
Investment management fees payable to DMC	$22,598	$54,268	$24,280
Accounting administration and other expenses
payable to DSC	281	674	301
Other expenses payable to DMC and affiliates*	4,244	9,493	5,622

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and directors/trustees’ fees.

As provided in the investment management agreement, each Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to each Fund by DMC and/or its affiliates’ employees. For the six months ended September 30, 2011, each Fund was charged for internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

Colorado	Minnesota	National
Municipal	Municipal	Municipal
Fund	Fund II	Fund
$17,624	$35,497	$9,441

Directors’/Trustees’ fees include expenses accrued by the Funds for each Director’s/Trustee’s retainer and meeting fees. Certain officers of DMC and DSC are officers and/or Directors/Trustees of the Trust. These officers and Directors/Trustees are paid no compensation by the Funds.

3. Investments

For the six months ended September 30, 2011, the Funds made purchases and sales of investment securities other than short-term investments as follows:

	Colorado	Minnesota	National
	Municipal	Municipal	Municipal
	Fund	Fund II	Fund
Purchases	$10,300,514	$5,110,792	$16,889,597
Sales	11,504,835	4,499,638	25,525,341

At September 30, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2011, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	Colorado	Minnesota	National
	Municipal	Municipal	Municipal
	Fund	Fund II	Fund
Cost of investments	$65,625,952	$156,010,671	$70,948,367
Aggregate unrealized appreciation	$2,808,270	$9,295,184	$2,902,297
Aggregate unrealized depreciation	(650,403)	(466,906)	(358,291)
Net unrealized appreciation	$2,157,867	$8,828,278	$2,544,006

(continues)       21

Notes to financial statements

Delaware Investments Closed-End Municipal Bond Funds

3. Investments (continued)

U.S. GAAP defines fair value as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of September 30, 2011:

Colorado Municipal Fund
Level 2
Municipal Bonds	$66,798,819
Short-Term Investments	985,000
Total	$67,783,819

Minnesota Municipal Fund II
Level 2
Municipal Bonds	$164,138,949
Short-Term Investments	700,000
Total	$164,838,949

National Municipal Fund
Level 2
Municipal Bonds	$64,792,373
Short-Term Investments	8,700,000
Total	$73,492,373

There were no unobservable inputs used to value investments at the beginning or end of the period.

During the six months ended September 30, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Funds.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended September 30, 2011 and the year ended March 31, 2011 was as follows:

	Colorado	Minnesota	National
	Municipal	Municipal	Municipal
	Fund	Fund II	Fund
Six Months Ended 9/30/11*
Tax-exempt income	$1,378,574	$3,278,918	$1,072,535

Year Ended 3/31/11
Ordinary income	$—	$395	$24,594
Tax-exempt income	2,757,147	6,557,441	1,253,117
Total	$2,757,147	$6,557,836	$1,277,711

*Tax information for the six months ended September 30, 2011 is an estimate and the tax character of dividends and distributions may be redesigned at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of September 30, 2011, the estimated components of net assets on a tax basis were as follows:

	Colorado	Minnesota	National
	Municipal	Municipal	Municipal
	Fund	Fund II	Fund
Shares of beneficial interest	$66,918,121	$157,931,075	$73,858,235
Undistributed tax-exempt income	353,483	1,036,687	312,039
Realized gains (losses) 4/1/11 – 9/30/11	136,455	(154,606)	89,734
Capital loss carryforwards as of 3/31/11	(509,083)	(1,959,315)	(2,494,617)
Unrealized appreciation of investments	2,157,867	8,828,278	2,543,992
Net assets	$69,056,843	$165,682,119	$74,309,383

The differences between book basis and tax basis components of net assets are primarily attributable to tax treatment of market discount on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount on debt instruments. Results of operations and net assets were not affected by these reclassifications. For the six months ended September 30, 2011, the Funds recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

	Colorado	Minnesota	National
	Municipal	Municipal	Municipal
	Fund	Fund II	Fund
Undistributed net investment income	$(2,007)	$(10,067)	$(1,267)
Accumulated net realized gain (loss)	2,007	10,067	1,267

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at March 31, 2011 will expire as follows:

	Colorado	Minnesota	National
	Municipal	Municipal	Municipal
Year of Expiration	Fund	Fund II	Fund
2017	$509,083	$1,695,121	$1,634,822
2018	—	264,194	859,795
Total	$509,083	$1,959,315	$2,494,617

(continues)       23

Notes to financial statements

Delaware Investments Closed-End Municipal Bond Funds

5. Components of Net Assets on a Tax Basis (continued)

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

For the six months ended September 30, 2011, the Funds had capital gains (losses), as follows, which may reduce (increase) the capital loss carryforwards:

Colorado	Minnesota	National
Municipal	Municipal	Municipal
Fund	Fund II	Fund
$136,455	$(154,606)	$89,734

6. Capital Stock

Pursuant to their articles of incorporation, Colorado Municipal Fund and Minnesota Municipal Fund II each have 200 million shares of $0.01 par value common shares authorized. National Municipal Fund has been authorized to issue an unlimited amount of $0.01 par value common shares. The Funds did not repurchase any shares under the Share Repurchase Program during the six months ended September 30, 2011. Shares issuable under the Funds’ dividend reinvestment plan are purchased by the Funds’ transfer agent, BNY Mellon Shareowner Services, in the open market.

On February 18, 2011, the National Municipal Fund’s Board approved a tender offer for shares of the Arizona Municipal Fund’s common stock. The tender offer authorized the National Municipal Fund to purchase for cash up to 18% of the then-outstanding shares of the Arizona Municipal Fund’s common stock after the reorganization (Common Stock) at a per share price equal to 99% of the net asset value per share of the Common Stock at the expiration of the tender offer.

In connection with the tender offer, the National Municipal Fund purchased 994,051 shares of capital stock at a total cost of approximately $13,240,759. The tender offer was oversubscribed and all tenders of shares were subject to pro-ration (at a ratio of approximately 0.58504231) in accordance with the terms of its tender offer.

7. Fund Merger

On June 20, 2011, the National Municipal Fund acquired all of the assets of the Delaware Investments Arizona Municipal Fund, Inc. (Acquired Fund), a closed-end investment company, in exchange for the shares of the National Municipal Fund (Acquiring Fund) pursuant to a Plan and Agreement of Reorganization (Reorganization). The shareholders of the Acquired Fund received shares of the Acquiring Fund equal to the aggregate net asset value of their share in the Acquired Fund prior to the Reorganization, as shown in the following table:

	Acquiring	Acquired
	Fund	Fund
	Shares	Shares	Value
Common Stock	2,422,200	3,100,925	$40,715,147

The Reorganization was treated as a non-taxable event and, accordingly, the Acquired Fund’s basis in securities acquired reflected historical cost basis as of the date of transfer. The net assets and net unrealized appreciation of the Acquired Fund as of the close of business on June 17, 2011, were as follows:

Net assets	$40,715,147
Net unrealized appreciation	65,229

The net assets of the Acquiring Fund before the acquisition were $31,792,649. The net assets of the Acquiring Fund immediately following the acquisition were $72,507,796.

Assuming that the acquisition had been completed on April 1, 2011, the beginning of the Acquiring Fund’s reporting period, the Acquiring Fund’s pro forma results of operations for the six months ended September 30, 2011, would have been as follows:

Net investment income	$1,309,770
Net realized gain on investments	254,675
Change in unrealized appreciation	4,271,078
Net increase in net assets resulting from operations	5,835,523

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the National Municipal Fund’s statement of operations since June 20, 2011.

8. Derivatives

U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Inverse Floaters — Each Fund may participate in inverse floater programs where a fund transfers its own bonds to a trust that issues floating rate securities and inverse floating rate securities (inverse floaters) with an aggregate principal amount equal to the principal of the transferred bonds. The inverse floaters received by the Funds are derivative tax-exempt obligations with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of the inverse floaters will generally be more volatile than other tax-exempt investments. The Funds typically use inverse floaters to adjust the duration of their portfolio. Duration measures a portfolio’s sensitivity to changes in interest rates. By holding inverse floaters with a different duration than the underlying bonds that a Fund transferred to the trust, the Fund seeks to adjust its portfolio’s sensitivity to changes in interest rates. The Funds may also invest in inverse floaters to add additional income to the Funds or to adjust the Funds’ exposure to a specific segment of the yield curve. At September 30, 2011, and during the year then ended, the Funds held no investments in inverse floaters.

9. Credit and Market Risk

The Funds concentrate their investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local and national economic conditions, as applicable and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund. At September 30, 2011, the percentages of each Fund’s net assets insured by insurers are listed below and these securities have been identified in the statements of net assets.

Colorado Municipal Fund	33%
Minnesota Municipal Fund II	20%
National Municipal Fund	19%

The Funds invest a portion of their assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Rating Group (S&P) and/or Ba or lower by Moody’s Investors Service, Inc. (Moody’s). Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Funds may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

(continues)       25

Notes to financial statements

Delaware Investments Closed-End Municipal Bond Funds

9. Credit and Market Risk (continued)

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. As of September 30, 2011, there were no Rule 144A securities and no securities have been determined to be illiquid under the Funds’ Liquidity Procedures.

10. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

11. Investments in Municipal Securities Issued by the State of Arizona

On May 23, 2011, shareholders of the National Municipal Fund and shareholders of the Delaware Investments Arizona Municipal Income Fund, Inc. (Arizona Muni Fund) approved the acquisition of substantially all of the assets of Arizona Muni Fund in exchange for newly issued common shares of the National Municipal Fund, which was structured as a tax-free transaction. This acquisition was completed after the close of business on June 17, 2011. As of September 30, 2011, municipal bonds issued by the state of Arizona constitute approximately 30% of the Fund’s portfolio. These investments could make the National Municipal Fund more sensitive to economic conditions in Arizona than other more geographically diversified national municipal income funds.

12. Subsequent Events

On November 15, 2011, Delaware Investments Colorado Municipal Income Fund, Inc. (VCF) and Delaware Investments Minnesota Municipal Income Fund II, Inc. (VMM) issued $30,000,000 and $75,000,000, respectively, Series 2016 Variable Rate MuniFund Term Preferred (VMTP) Shares, with $100,000 liquidation value per share in a privately negotiated offering. Proceeds from the issuance of VMTP Shares, net of offering expenses, were invested in accordance with each fund’s investment objective. The VMTP Shares were offered to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.

Each Fund is obligated to redeem its VMTP Shares on December 1, 2016, unless earlier redeemed or repurchased by the Fund. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The VMTP Shares are subject to redemption at the option of a Fund, subject to payment of a premium until December 1, 2013, and at par thereafter. The Funds may be obligated to redeem certain of the VMTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends. Dividends on the VMTP Shares (which are treated as interest payments for financial reporting purposes) are set weekly.

The Funds use leverage because their managers believe that, over time, leveraging may provide opportunities for additional income and total return for common shareholders. However, the use of leverage also can expose common shareholders to additional volatility. For example, as the prices of securities held by a fund decline, the negative impact of these valuation changes on common share net asset value and common shareholder total return is magnified by the use of leverage; accordingly, the use of structural leverage may hurt a fund’s overall performance.

Leverage may also cause the Funds to incur certain costs. In the event that the Funds are unable to meet certain criteria (including, but not limited to, maintaining certain ratings with Fitch Ratings and Moody’s Investor Service, funding dividend payments or funding redemptions), the Funds will pay additional fees with respect to the leverage.

Management has determined that no other material events or transactions occurred subsequent to September 30, 2011 that would require recognition or disclosure in the Funds’ financial statements.

Other Fund information
(Unaudited)

Delaware Investments Closed-End Municipal Bond Funds (the “Funds”)

Board Consideration of Delaware Investments Arizona Municipal Income Fund, Inc., Delaware Investments Colorado Municipal Income Fund, Inc., Delaware Investments National Municipal Income Fund and Delaware Investments Minnesota Municipal Income Fund II, Inc. Investment Advisory Agreement

At a meeting held on August 16-17, 2011 (the “Annual Meeting”), the Board of Directors (the “Board”), including a majority of disinterested or independent Directors, approved the renewal of the Investment Advisory Agreements for the Delaware Investments Arizona Municipal Income Fund, Inc.; Delaware Investments Colorado Municipal Income Fund, Inc.; Delaware Investments National Municipal Income Fund; and Delaware Investments Minnesota Municipal Income Fund II, Inc. (each, a “Fund” and together, the “Funds”). In making its decision, the Board considered information furnished specifically in connection with the renewal of the Investment Advisory Agreements with Delaware Management Company (“DMC”), which included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Funds, the costs of such services to the Funds, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided in May 2011 and included independent historical and comparative reports provided by Lipper. The Lipper reports compared each Fund’s investment performance and expenses with those of other comparable mutual funds. The independent Directors reviewed and discussed the Lipper reports with independent legal counsel to the independent Directors. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of each Fund’s advisory agreement, the independent Directors received assistance and advice from and met separately with independent legal counsel to the independent Directors. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent And Quality of Service. The Board considered the services provided by Delaware Investments to the Funds and their shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of each Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for each Fund, compliance by DMC (“Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Funds’ investment advisor and the emphasis placed on research in the investment process. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board placed significant emphasis on the investment performance of the Funds in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for each Fund showed the investment performance of its shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the highest performance ranked first, and a fund with the lowest ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the lowest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for each Fund was shown for the past one-, three-, five- and ten-year periods ended March 31, 2011. The Board’s objective is that each Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraphs summarize the performance results for the Funds and the Board’s view of such performance.

Delaware Investments Arizona Municipal Income Fund, Inc. – The Performance Universe for the Fund consisted of the Fund and all closed–end other state municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-year period was in the second quartile. The report further showed that the Fund’s total return for the three-, five- and ten-year periods was in the fourth quartile of its Performance Universe. The Fund’s performance results were mixed. However, in evaluating the Fund’s performance, the Board considered the Fund’s improved short term performance. The Board also noted the Fund’s pending reorganization. The Board was satisfied that Management was taking action to improve Fund performance and to meet the Board’s performance objective.

Delaware Investments Colorado Municipal Income Fund, Inc. – The Performance Universe for the Fund consisted of the Fund and all closed–end other state municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-, three-, five- and ten-year periods was in the fourth quartile of its Performance Universe. The Fund’s performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered the fact that the Fund was currently an unlevered fund measured within a levered peer group, and noted that Management was pursuing leverage opportunities for the Fund.

Delaware Investments Minnesota Municipal Income Fund II, Inc. – The Performance Universe for the Fund consisted of the Fund and all closed–end other state municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the three- and five-year periods was in the fourth quartile of its Performance Universe. The report further showed that the Fund’s performance for the one- and ten-year periods was in the first and third quartiles, respectively. The Fund’s performance results were not in line with the Board’s objective. However, in evaluating

(continues)       27

Other Fund information
(Unaudited)

Delaware Investments Closed-End Municipal Bond Funds (the “Funds”)

Board Consideration of Delaware Investments Arizona Municipal Income Fund, Inc., Delaware Investments Colorado Municipal Income Fund, Inc., Delaware Investments National Municipal Income Fund and Delaware Investments Minnesota Municipal Income Fund II, Inc. Investment Advisory Agreement (continued)

the Fund’s performance, the Board considered the Fund’s one-year performance results. The Board also considered the numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve Fund performance and to meet the Board’s performance objective.

Delaware Investments National Municipal Income Fund – The Performance Universe for the Fund consisted of the Fund and all non-leveraged closed–end general and insured municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-year period was in the third quartile. The report further showed that the Fund’s total return for the three- and five-year periods was ranked fourth of the four funds in the Performance Universes and the Fund’s total return for the ten-year period was ranked third out of the four funds in the Performance Universe. In evaluating the Fund’s performance, the Board considered the limited size of the Fund’s Performance Universe. The Board also considered the numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking effective action to enhance Fund performance and meet the Board’s performance objective.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for each Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of each Fund versus effective management fees and expense ratios of a group of similar closed-end funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. Each Fund’s total expenses were also compared with those of its Expense Group. The Board considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit each Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraphs summarize the expense results for the Funds and the Board’s view of such expenses.

Delaware Investments Arizona Municipal Income Fund, Inc. – The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group.

Delaware Investments Colorado Municipal Income Fund, Inc. – The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group.

Delaware Investments Minnesota Municipal Income Fund II, Inc. – The expense comparisons for the Fund showed that its management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group.

Delaware Investments National Municipal Income Fund – The expense comparisons for the Fund showed that its management fee were ranked first of the three funds in the expense Group and its total expenses were ranked second of the three Funds in the Expense Group. In evaluating the Fund’s total expenses, the Board considered the limited number of funds in the Expense Group. The Board was satisfied with Management’s efforts to improve the Series’ total expense ratio and bring it in line with the Board’s objective.

Management Profitability. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Funds. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the profitability of Delaware Investments.

Economies of Scale. As closed-end funds, the Funds do not issue shares on a continuous basis. Fund assets increase only to the extent that the values of the underlying securities in the Fund increase. Accordingly, the Board determined that each Fund was not likely to experience significant economies of scale due to asset growth and, therefore, a fee schedule with breakpoints to pass the benefit of economies of scale on to shareholders was not likely to provide the intended effect.

Change in Independent Registered Public Accounting Firm. Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware Investments Colorado Municipal Income Fund, Inc., Delaware Investments Minnesota Municipal Income Fund II, Inc., and Delaware Investments National Municipal Income Fund (the Funds) effective May 27, 2010. At a meeting held on February 18, 2010, the Board of Directors/Trustees of the Funds, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Funds for the fiscal year ended March 31, 2011. During the fiscal years ended March 31, 2010 and 2009, E&Y’s audit reports on the financial statements of the Funds did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Funds and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. None of the Funds nor anyone on their behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Funds’ financial statements.

About the organization

This semiannual report is for the information of Delaware Investments Closed-End Municipal Bond Funds shareholders. Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Funds may, from time to time, purchase shares of their common stock on the open market at market prices.

Board of directors/trustees

Patrick P. Coyne
Chairman, President,
and Chief Executive Officer
Delaware Investments® Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Frances A. Sevilla-Sacasa
Executive Advisor to Dean,
University of Miami School
of Business Administration
Coral Gables, FL

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Your reinvestment options
Each of the Funds offers an automatic dividend reinvestment program. If you would like to reinvest dividends, and shares are registered in your name, contact BNY Mellon Shareowner Services at 800 851-9677. You will be asked to put your request in writing. If you have shares registered in “street” name, contact the broker/dealer holding the shares or your financial advisor.

Affiliated officers

David F. Connor
Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

Daniel V. Geatens
Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on the Fund’s website at www.delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at www.delawareinvestments.com; and (ii) on the SEC’s website at www.sec.gov.

Contact information

Investment manager
Delaware Management Company,
a series of Delaware Management
Business Trust
Philadelphia, PA

Principal office of the Funds
2005 Market Street
Philadelphia, PA 19103-7057

Independent registered public
accounting firm
PricewaterhouseCoopers LLP
2001 Market Street
Philadelphia, PA 19103

Registrar and stock transfer
agent
BNY Mellon Shareowner Services
480 Washington Blvd.
Jersey City, NJ 07310
800 851-9677

For securities dealers
and financial institutions
representatives
800 362-7500

Website
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Number of recordholders as of
September 30, 2011
Colorado Municipal
Income Fund	100
Minnesota Municipal Income
Fund II	485
National Municipal Income Fund	119

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Applicable to Form N-CSRs filed after fiscal years ending on or after December 31, 2005.

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Investments® National Municipal Income Fund

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	November 28, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	November 28, 2011

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	November 28, 2011